Right-of-use Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 38,060		$ 44,275
Calyxt [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0	$ 13,139	13,263
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	14,000		15,000	$ 18,000
UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 24,000		$ 29,000	$ 51,000